UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam U S Government Income Trust

The fund's portfolio
6/30/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (96.5%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (92.1%)

Government National Mortgage Association Adjustable Rate Mortgages 2 5/8s, July 20, 2026		$32,103	$33,016

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014		9,248	10,697
12 3/4s, with due dates from December 15, 2013 to July 20, 2014		13,619	15,384
12 1/4s, with due dates from February 15, 2014 to March 15, 2014		22,383	25,024
11 1/4s, with due dates from September 15, 2015 to December 15, 2015		22,793	26,383
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		16,431	18,337

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019		8,246	9,294
7 1/2s, October 20, 2030		133,339	154,036
7s, with due dates from August 15, 2011 to August 15, 2012		3,550	3,550
5 1/2s, August 15, 2035		1,181	1,306
5s, with due dates from April 20, 2038 to November 20, 2040		130,456,112	141,662,191
5s, TBA, July 1, 2041		186,000,000	201,751,875
4 1/2s, with due dates from January 20, 2039 to April 20, 2041		783,934,142	827,756,243
4 1/2s, TBA, July 1, 2041		52,000,000	54,880,311
4s, with due dates from December 20, 2040 to February 20, 2041		223,686,617	227,740,937

			1,454,088,584
U.S. Government Agency Mortgage Obligations (4.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		593,866	568,070

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, TBA, July 1, 2041		14,000,000	15,850,625
5s, TBA, June 1, 2041		19,000,000	20,216,445
4 1/2s, TBA, July 1, 2041		14,000,000	14,484,532
4s, TBA, July 1, 2041		19,000,000	19,000,000

			70,119,672

Total U.S. government and agency mortgage obligations (cost $1,502,507,030)			$1,524,208,256

U.S. TREASURY OBLIGATIONS (1.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds 4 1/2s, August 15, 2039(SEGSF)		$24,581,000	$25,133,546

U.S. Treasury Notes 2 5/8s, November 15, 2020		339,000	326,493

Total U.S. treasury obligations (cost $25,920,065)			$25,460,039

MORTGAGE-BACKED SECURITIES (15.8%)(a)
		Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.611s, 2035(F)		$78,793	$10,183
FRB Ser. 05-R3, Class AF, 0.586s, 2035		77,395	64,238

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.04s, 2037		768,085	1,155,430
IFB Ser. 2976, Class LC, 23.734s, 2035		4,254,310	6,369,318
IFB Ser. 2979, Class AS, 23.587s, 2034		653,117	899,930
IFB Ser. 3072, Class SM, 23.111s, 2035		2,158,994	3,173,908
IFB Ser. 3072, Class SB, 22.964s, 2035		1,289,309	1,886,636
IFB Ser. 3249, Class PS, 21.658s, 2036		1,000,268	1,436,085
IFB Ser. 3065, Class DC, 19.299s, 2035		5,012,105	6,676,776
IFB Ser. 3031, Class BS, 16.257s, 2035		1,752,617	2,300,590
IFB Ser. 3287, Class SE, IO, 6.513s, 2037		3,887,696	667,012
IFB Ser. 3398, Class SI, IO, 6.463s, 2036		4,826,638	620,416
IFB Ser. 3485, Class SI, IO, 6.363s, 2036		7,093,304	1,178,340
IFB Ser. 3852, Class LS, IO, 6.263s, 2041		6,424,153	1,107,974
IFB Ser. 3740, Class DS, IO, 5.833s, 2040		25,883,180	4,342,680
IFB Ser. 3852, Class TB, 5.813s, 2041		5,163,202	4,770,024
IFB Ser. 3725, Class CS, IO, 5.813s, 2040		19,755,154	2,984,411
Ser. 3747, Class HI, IO, 4 1/2s, 2037		1,105,172	163,897
Ser. 3768, Class MI, IO, 4s, 2035		27,124,881	3,610,322
Ser. 3738, Class MI, IO, 4s, 2034		40,620,119	5,097,825
Ser. 3707, Class HI, IO, 4s, 2023		2,247,842	227,234
FRB Ser. T-57, Class 2A1, 3.894s, 2043		39,066	38,515
FRB Ser. T-59, Class 2A1, 3.544s, 2043		19,931	19,568
Ser. T-8, Class A9, IO, 0.456s, 2028		3,676,441	55,147
Ser. T-59, Class 1AX, IO, 0.272s, 2043		8,133,941	81,339
Ser. T-48, Class A2, IO, 0.212s, 2033		11,295,349	103,075
Ser. 3369, Class BO, PO, zero %, 2037		41,573	36,682
Ser. 3327, Class IF, IO, zero %, 2037(F)		57,735	361
Ser. 3439, Class AO, PO, zero %, 2037		143,030	128,236
Ser. 3391, PO, zero %, 2037		133,734	108,138
Ser. 3300, PO, zero %, 2037		543,099	476,670
Ser. 3314, PO, zero %, 2036		236,563	205,606
Ser. 3206, Class EO, PO, zero %, 2036		32,113	27,239
Ser. 3175, Class MO, PO, zero %, 2036		329,846	275,563
Ser. 3210, PO, zero %, 2036		36,349	31,078
Ser. 3145, Class GK, PO, zero %, 2036		93,482	68,235
Ser. 3124, Class DO, PO, zero %, 2036		107,021	81,471
Ser. 3067, PO, zero %, 2035		124	125
Ser. 3075, PO, zero %, 2035		58,163	50,627
Ser. 3046, PO, zero %, 2035		57,709	55,252
Ser. 3155, Class AO, PO, zero %, 2035(F)		10,108	10,102
Ser. 2947, Class AO, PO, zero %, 2035		9,525	8,074
Ser. 2692, Class TO, PO, zero %, 2033		15,368	14,366
Ser. 2684, PO, zero %, 2033		645,000	559,299
Ser. 2777, Class OE, PO, zero %, 2032		171,914	160,074
FRB Ser. T-54, Class 2A, IO, zero %, 2043		4,698,256	10,277
FRB Ser. 3274, Class TX, zero %, 2037		32,588	32,333
FRB Ser. 3326, Class YF, zero %, 2037		84,639	66,483
FRB Ser. 3263, Class TA, zero %, 2037		685	670
FRB Ser. 3147, Class SF, zero %, 2036		49,769	46,119
FRB Ser. 3117, Class AF, zero %, 2036(F)		54,384	52,124
FRB Ser. 3072, Class TJ, zero %, 2035		8,519	8,513
FRB Ser. 3092, Class FA, zero %, 2035		62,210	59,202
FRB Ser. 3326, Class WF, zero %, 2035		327,849	269,282
FRB Ser. 3033, Class YF, zero %, 2035(F)		5,188	5,171
FRB Ser. 3036, Class AS, zero %, 2035(F)		77,794	60,315
FRB Ser. 3025, Class XA, zero %, 2035		62,954	55,969
FRB Ser. 3003, Class XF, zero %, 2035		12,080	11,667
FRB Ser. 2984, Class FL, zero %, 2035		45,292	40,333

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.874s, 2037		335,997	670,328
IFB Ser. 06-62, Class PS, 38.785s, 2036		2,074,381	3,657,134
IFB Ser. 05-74, Class NK, 26.571s, 2035		2,675,113	4,074,010
IFB Ser. 06-8, Class HP, 23.885s, 2036		1,396,120	2,014,461
IFB Ser. 07-53, Class SP, 23.519s, 2037		1,924,203	2,849,937
IFB Ser. 08-24, Class SP, 22.602s, 2038		7,095,005	10,388,634
IFB Ser. 05-122, Class SE, 22.45s, 2035		1,648,719	2,331,948
IFB Ser. 05-75, Class GS, 19.693s, 2035		1,126,166	1,533,309
IFB Ser. 05-106, Class JC, 19.548s, 2035		1,811,648	2,443,098
IFB Ser. 05-83, Class QP, 16.911s, 2034		677,602	893,283
IFB Ser. 11-4, Class CS, 12.528s, 2040		7,467,475	8,352,750
IFB Ser. 11-27, Class AS, IO, 6.294s, 2041		14,218,522	2,543,267
FRB Ser. 03-W14, Class 2A, 4 1/8s, 2043		40,846	40,314
FRB Ser. 03-W3, Class 1A4, 3.819s, 2042		63,696	62,719
FRB Ser. 04-W2, Class 4A, 3.697s, 2044		36,743	36,248
FRB Ser. 04-W7, Class A2, 3.517s, 2034		16,901	17,451
FRB Ser. 03-W11, Class A1, 3.078s, 2033		3,089	3,124
Ser. 98-W2, Class X, IO, 1.416s, 2028		6,420,093	306,753
Ser. 98-W5, Class X, IO, 1.091s, 2028		2,634,175	119,104
FRB Ser. 07-95, Class A3, 0.436s, 2036		13,676,000	12,573,441
Ser. 03-W1, Class 2A, IO, zero %, 2042		9,869,099	20,047
Ser. 08-53, Class DO, PO, zero %, 2038		740,098	548,465
Ser. 07-64, Class LO, PO, zero %, 2037		344,096	303,888
Ser. 07-44, Class CO, PO, zero %, 2037		566,423	474,787
Ser. 07-14, Class KO, PO, zero %, 2037		59,249	49,308
Ser. 06-125, Class OX, PO, zero %, 2037		27,886	24,338
Ser. 06-84, Class OT, PO, zero %, 2036		25,645	22,668
Ser. 06-46, Class OC, PO, zero %, 2036		39,868	34,099
Ser. 06-62, Class KO, PO, zero %, 2036		20,802	14,996
Ser. 08-36, Class OV, PO, zero %, 2036		134,658	100,077
Ser. 03-23, Class QO, PO, zero %, 2032		63,126	59,930
Ser. 04-61, Class CO, PO, zero %, 2031		567,542	559,773
Ser. 1988-12, Class B, zero %, 2018		14,560	13,459
FRB Ser. 06-104, Class EK, zero %, 2036		22,308	21,076
FRB Ser. 05-117, Class GF, zero %, 2036		6,725	6,700
FRB Ser. 05-45, Class FG, zero %, 2035		202,851	205,957
FRB Ser. 06-9, Class FG, zero %, 2033		64,439	56,475
FRB Ser. 06-1, Class HF, zero %, 2032		58,436	58,415

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.702s, 2041		13,915,583	19,950,910
IFB Ser. 10-158, Class SD, 14.443s, 2040		2,266,000	2,530,442
IFB Ser. 11-70, Class WS, 9.328s, 2040		3,909,000	3,584,592
IFB Ser. 11-56, Class MS, 6.891s, 2041		11,000,868	10,710,005
IFB Ser. 11-56, Class SG, 6.891s, 2041		6,116,792	5,966,991
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035		8,052,905	1,489,787
IFB Ser. 09-103, Class SW, IO, 6.214s, 2037		27,159,320	4,133,648
IFB Ser. 10-20, Class SC, IO, 5.964s, 2040		28,159,451	5,186,126
IFB Ser. 11-25, Class SA, IO, 5.914s, 2040		22,251,332	3,525,445
IFB Ser. 10-115, Class TS, IO, 5.914s, 2038		15,939,316	2,646,883
IFB Ser. 10-158, Class SA, IO, 5.864s, 2040		17,864,482	3,139,861
IFB Ser. 10-85, Class SN, IO, 5.754s, 2040		27,415,569	4,827,882
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041		3,260,000	783,313
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040		3,909,000	639,473
Ser. 10-116, Class QI, IO, 4s, 2034		15,697,467	2,484,909
Ser. 11-70, PO, zero %, 2041		62,653,121	45,761,840
Ser. 10-151, Class KO, PO, zero %, 2037		4,670,468	4,041,403
Ser. 06-36, Class OD, PO, zero %, 2036		55,646	50,047
Ser. 06-64, PO, zero %, 2034		88,551	78,303
FRB Ser. 07-73, Class KI, IO, zero %, 2037		5,109,146	72,652
FRB Ser. 07-35, Class UF, zero %, 2037		35,044	33,465
FRB Ser. 07-16, Class YF, zero %, 2037(F)		35,991	35,270

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 6.015s, 2035(F)		3,206,636	445,904
Ser. 06-RP2, Class 1AS1, IO, 5.295s, 2036(F)		14,939,723	1,949,677
Ser. 98-2, IO, 0.695s, 2027		1,037,611	22,620
FRB Ser. 06-RP2, Class 1AF1, 0.586s, 2036		14,939,723	11,951,778
FRB Ser. 05-RP1, Class 1AF, 0.536s, 2035		3,206,636	2,565,309
Ser. 98-3, IO, 0.404s, 2027(F)		1,242,898	22,009
Ser. 99-2, IO, zero %, 2027(F)		1,771,996	17,901
Ser. 98-4, IO, zero %, 2026(F)		1,397,649	36,277

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.536s, 2034		68,462	52,715

Structured Asset Securities Corp. Ser. 07-4, Class 1A4, IO, 1s, 2045		31,480,304	1,278,102

Total mortgage-backed securities (cost $232,215,729)			$249,557,839

PURCHASED OPTIONS OUTSTANDING (1.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	Sep-15/4.04	$49,594,500	$1,986,175

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	Aug-15/4.375	4,017,700	586,263

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	Aug-15/4.375	4,017,700	364,807

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	Aug-15/4.46	4,017,700	557,134

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	Aug-15/4.46	4,017,700	386,543

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	52,060,300	3,697,843

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	Sep-15/4.04	49,594,500	4,846,870

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6	24,582,123	574,730

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6	24,582,123	393,560

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	4,411,312	261,988

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	4,411,312	165,865

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355	18,588,504	594,832

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855	18,588,504	458,393

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	16,235,298	853,490

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	16,235,298	529,758

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	49,946,922	2,414,434

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	49,946,922	1,233,689

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275	11,403,000	433,353

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275	11,403,000	273,583

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14	5,730,000	44,809

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64	5,730,000	11,174

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09	12,710,974	358,322

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09	12,710,974	327,435

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	52,060,300	326,939

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065	5,320,000	28,090

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565	5,320,000	3,564

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.	Jul-11/3.55	194,381	4,764

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.	Jul-11/3.55	194,381	253

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.0025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.0025	4,710,000	7,347

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.5025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.5025	4,710,000	—

Total purchased options outstanding (cost $22,038,892)			$21,726,007

SHORT-TERM INVESTMENTS (17.1%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04%(e)		17,061,099	$17,061,099

Interest in $100,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $10,000,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Bonds with a coupon rate of 6.50% and a due date of November 15, 2026, valued at $102,000,057)		$10,000,000	10,000,000

Interest in $150,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Credit Suisse First Boston due July 1, 2011 - maturity value of $9,999,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Notes with a coupon rate of 0.875% and a due date of February 29, 2012, valued at $153,000,255)		9,999,000	9,999,000

U.S. Treasury Bills, for an effective yield of 0.11%, February 9, 2012(SEGSF)		190,000	189,659

U.S. Treasury Bills, for an effective yield of 0.10%, December 1, 2011(SEG)(SEGSF)		40,273,000	40,255,723

U.S. Treasury Bills, for an effective yield of 0.10%, November 17, 2011(SEG)(SEGSF)		11,281,000	11,276,860

Straight-A Funding, LLC, for an effective yield of 0.15%, August 16, 2011		35,000,000	34,993,292

U.S. Treasury Bills, for an effective yield of 0.07%, August 4, 2011(SEGSF)		7,000,000	6,999,570

U.S. Treasury Bills, for effective yields ranging from 0.18% to 0.24%, July 28, 2011(SEG)(SEGSF)		102,014,000	101,998,451

Federal Home Loan Discount Notes, for an effective yield of 0.01%, July 27, 2011		3,000,000	2,999,978

Federal Home Loan Mortgage Corporation, for an effective yield of 0.05%, July 18, 2011(SEGSF)		20,000,000	19,999,518

Federal Home Loan Discount Notes, for an effective yield of 0.06%, July 1, 2011		13,502,000	13,502,000

Total short-term investments (cost $269,275,360)			$269,275,150

TOTAL INVESTMENTS

Total investments (cost $2,051,957,076)(b)			$2,090,227,291

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	2749	$683,023,413	Jun-12	$(1,555,107)
U.S. Treasury Bond 20 yr (Long)	286	35,186,938	Sep-11	(233,310)
U.S. Treasury Bond 30 yr (Short)	307	38,758,750	Sep-11	844,760
U.S. Treasury Note 2 yr (Short)	947	207,718,531	Sep-11	149,498
U.S. Treasury Note 5 yr (Long)	160	19,071,250	Sep-11	(47,796)
U.S. Treasury Note 10 yr (Short)	494	60,430,094	Sep-11	(218,822)

Total				$(1,060,777)

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $124,353,091) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 3, 2026.	$78,676,775	Apr-16/5.02	$5,104,549
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing May 3, 2026.	78,676,775	Apr-16/5.02	5,692,265
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	46,434,000	Aug-11/4.475	1,857
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	46,434,000	Aug-11/4.475	4,681,940
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	101,580,000	Aug-11/4.49	10,400,776
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	101,580,000	Aug-11/4.49	3,047
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	50,790,000	Aug-11/4.55	1,016
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	50,790,000	Aug-11/4.55	5,467,036
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	55,951,000	Aug-11/4.7	86
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	55,951,000	Aug-11/4.7	6,822,665
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.	54,331,000	Aug-11/4.765	254
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.	54,331,000	Aug-11/4.765	6,878,848
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	31,703,820	Feb-15/5.27	1,478,287
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	31,703,820	Feb-15/5.27	2,840,028
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	12,010,980	Feb-15/5.36	533,187
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	12,010,980	Feb-15/5.36	1,129,513
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 9, 2022.	391,998,000	Jan-12/5.32	61,312,407
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 9, 2022.	391,998,000	Jan-12/5.32	180,319
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,208,000	Jul-11/4.46	5
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,208,000	Jul-11/4.46	2,082,636
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	2
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	2,053,260
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,208,000	Jul-11/4.525	2,198,226
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,208,000	Jul-11/4.525	2
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,476,000	Jul-11/4.5475	1
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,476,000	Jul-11/4.5475	1,049,467
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.	30,312,000	Jul-11/4.745	1
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.	30,312,000	Jul-11/4.745	3,863,568
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,848,328	Jun-16/4.12	544,620
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,531,262	Jun-16/4.39	636,719
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,407,254	Jun-16/4.575	700,020
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,407,254	Jun-16/4.575	837,035
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	11,717,187	Jun-16/4.815	752,478
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	11,717,187	Jun-16/4.815	845,747
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,531,262	Jun-16/4.89	730,469
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	19,848,328	Jun-16/5.12	666,970
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	1,473,000	May-12/5.51	233,146
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	1,473,000	May-12/5.51	3,535
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	15,255,373	Sep-11/2.065	92,295
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	15,255,373	Sep-11/2.065	160,639
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	16,873,491	May-16/4.6	617,739
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	16,873,491	May-16/4.6	717,967
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	16,957,889	May-16/4.36	541,126
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	16,957,889	May-16/4.86	641,517
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	17,223,194	May-16/4.11	469,476
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	17,223,194	May-16/5.11	580,883
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	21,439,163	May-16/4.756	845,989
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	21,439,163	May-16/4.756	861,211
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing December 1, 2016.	28,608,023	Nov-11/2.31	342,438
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing December 1, 2016.	28,608,023	Nov-11/2.31	376,482
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	28,810,706	May-16/4.765	1,135,718
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	28,810,706	May-16/4.765	1,160,207
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	32,739,828	May-16/4.745	1,299,444
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	32,739,828	May-16/4.745	1,305,992
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	81,849,571	May-16/4.77	3,211,777
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	81,849,571	May-16/4.77	3,310,814

Total			$147,397,701

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $249,921,328) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2041	$14,000,000	7/14/11	$15,850,625
FNMA, 5s, June 1, 2041	19,000,000	6/13/11	20,216,445
FNMA, 4s, July 1, 2041	15,000,000	7/14/11	15,000,000
FNMA, 4 1/2s, July 1, 2041	14,000,000	7/14/11	14,484,532
GNMA 4 1/2s, July 1, 2041	175,000,000	7/20/11	184,119,144

Total			$249,670,746

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$529,252,000		$(484,736)	7/23/20	3 month USD-LIBOR-BBA	2.96%	$(306,371)
	Barclays Bank PLC
	39,536,700		(7,379)	2/17/19	3.4%	3 month USD-LIBOR-BBA	(2,096,100)
	19,096,000		3,601	6/17/13	0.64%	3 month USD-LIBOR-BBA	13,072
	51,423,600		104,474	6/17/21	3.2%	3 month USD-LIBOR-BBA	282,957
	152,367,600		(279,688)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(662,850)
	531,218,800		(1,283,573)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(2,916,038)
	24,541,500		91,062	6/17/41	4.04%	3 month USD-LIBOR-BBA	183,686
	6,200,000		—	6/20/16	3 month USD-LIBOR-BBA	1.8125%	(52,585)
	10,500,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	274,561
	9,208,000		—	6/23/20	2.955%	3 month USD-LIBOR-BBA	98,046
	4,200,000		—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	55,815
	154,280,000		—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	2,477,079
	54,330,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(1,724,722)
	43,971,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	47,880
	18,761,000		—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(350,400)
	10,965,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	356,656
	8,020,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(268,006)
	23,110,000		—	6/28/20	2.855%	3 month USD-LIBOR-BBA	447,239
	61,890,000		—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	1,262,916
	26,950,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(1,015,193)
	1,315,000		—	6/29/13	0.64625%	3 month USD-LIBOR-BBA	944
	19,925,000		—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	15,771
	28,600,000		—	6/30/13	0.66%	3 month USD-LIBOR-BBA	12,983
	9,100,000		—	6/30/20	0.66%	3 month USD-LIBOR-BBA	156,217
	15,300,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(400,675)
	11,835,300		(15,629)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(539,438)
	Citibank, N.A.
	1,370,377		—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(24,124)
	Credit Suisse International
	440,531,300		(107,438)	5/27/20	3 month USD-LIBOR-BBA	3.06%	316,604
	204,210,200		(272,169)	3/14/16	3 month USD-LIBOR-BBA	2.35%	5,418,633
	78,100,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(310,838)
	315,483,300		(64,544)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(9,189,855)
	154,843,300		45,308	2/24/26	4.16%	3 month USD-LIBOR-BBA	(9,964,344)
	94,806,300		421,429	4/19/18	3.03%	3 month USD-LIBOR-BBA	(2,639,190)
	Deutsche Bank AG
	40,795,000		—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(111,778)
	247,920,900		43,710	12/31/14	1.91%	3 month USD-LIBOR-BBA	(4,732,791)
	281,150,000		—	2/3/14	2.44%	3 month USD-LIBOR-BBA	(13,487,804)
	Goldman Sachs International
	22,927,000		—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(12,151)
	5,948,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(46,692)
	67,992,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(161,141)
	313,039,600		(189,473)	10/1/14	1.14%	3 month USD-LIBOR-BBA	148,519
	69,988,700	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(237,962)
	JPMorgan Chase Bank, N.A.
	64,844,500		205,428	3/11/26	4.12%	3 month USD-LIBOR-BBA	(3,554,524)
	156,100,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(641,184)
	18,200,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(77,190)
	19,175,000		—	6/7/41	4.005%	3 month USD-LIBOR-BBA	171,960
	96,244,300		—	7/5/16	1.9375%	3 month USD-LIBOR-BBA	—

	Total						$(43,782,408)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$478,883	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$(1,156)
495,638	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,697
478,883	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,156)
495,638	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,697
6,722,395	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(20,420)
673,653	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,426)
Barclays Bank PLC
2,415,042	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,095)
8,229,989	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(61,384)
500,273	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,731
2,440,813	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,205
1,321,702	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,858
7,408,387	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(56,396)
362,164	—	1/12/40	(4.00%)1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(942)
662,923	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,273
13,665,656	(12,812)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(373)
13,563,412	31,789	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(26,178)
6,811,470	58,536	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	42,018
41,785,061	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	33,893
27,621,353	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22,404
11,973,503	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	91,148
478,883	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,156)
478,883	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,156)
495,638	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,697
1,212,166	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	983
5,655,640	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,587
1,150,171	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,776)
1,191,599	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,829
192,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(464)
4,565,115	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(34,752)
4,501,114	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,572
17,650,656	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(53,615)
6,883,617	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	51,342
44,750,986	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	333,778
1,637,176	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,211
1,020,564	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,705)
11,517,798	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	85,906
13,877,245	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(44,373)
6,934,452	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	51,721
41,587,426	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53,297
16,726,860	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	124,758
42,399,034	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(128,964)
21,082,946	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	157,249
4,620,429	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,921
506,624	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,541)
496,926	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	637
571,143	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(517)
1,851,729	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,677)
1,342,634	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,216)
30,061,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,383
27,445,334	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	66,248
30,061,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,383
Citibank, N.A.
466,113	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,125)
502,618	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,302
1,652,128	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,322
Credit Suisse International
1,784,294	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,287
1,819,115	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,533
15,738,432	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	92,828
8,825,328	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	26,807
495,638	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,697
478,883	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,156)
890,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,141
Deutsche Bank AG
362,164	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	942
662,923	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,273)
307,101	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,248
941,861	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	77
15,738,432	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(92,828)
8,825,328	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	26,807
Goldman Sachs International
22,894,330	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(55,263)
120,831,101	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	901,227
17,720,380	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(132,169)
6,722,395	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	20,420
347,899	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(840)
13,974,879	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(104,233)
15,833,997	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,843
978,628	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	1,545

Total					$1,543,127

Key to holding's abbreviations
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,579,162,036.
(b)	The aggregate identified cost on a tax basis is $2,052,833,448, resulting in gross unrealized appreciation and depreciation of $43,789,418 and $6,395,575, respectively, or net unrealized appreciation of $37,393,843.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $193,489 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $252,001,195 and $453,613,413, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $905,559,205 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 3,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. The fund had an average contract amount of approximately $2,081,400,000 on written options contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $561,900,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $6,449,800,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $236,905 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $170,820,544 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $177,083,939.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$247,075,527	$2,482,312
Purchased options outstanding	—	21,726,007	—
U.S. Government and Agency Mortgage Obligations	—	1,524,208,256	—
U.S. Treasury Obligations	—	25,460,039	—
Short-term investments	17,061,099	252,214,051	—

Totals by level	$17,061,099	$2,070,683,880	$2,482,312

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,060,777)	$—	$—
Written options	—	(147,397,701)	—
TBA sale commitments	—	(249,670,746)	—
Interest rate swap contracts	—	(41,992,791)	—
Total return swap contracts	—	1,465,614	—

Totals by level	$(1,060,777)	$(437,595,624)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$37,369,984	$204,629,632

Total	$37,369,984	$204,629,632

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011